Warrants to Purchase Common Stock (Details) - Schedule of Warrants to Purchase Common Stock	Jun. 30, 2024 $ / shares shares
Schedule of Warrants to Purchase Common Stock [Line Items]
Number of Shares | shares	421,258
Exercise Price (in Dollars per share) | $ / shares	$ 3
Exercise Price 2.00 One [Member]
Schedule of Warrants to Purchase Common Stock [Line Items]
Number of Shares | shares	286,672
Exercise Price (in Dollars per share) | $ / shares	$ 2
Expiration Date	Jun. 22, 2026
Exercise Price 2.00 Two [Member]
Schedule of Warrants to Purchase Common Stock [Line Items]
Number of Shares | shares	37,433
Exercise Price (in Dollars per share) | $ / shares	$ 2
Expiration Date	Jun. 28, 2026
Exercise Price 2.00 Three [Member]
Schedule of Warrants to Purchase Common Stock [Line Items]
Number of Shares | shares	11,500
Exercise Price (in Dollars per share) | $ / shares	$ 2
Expiration Date	Jul. 01, 2026
Exercise Price 3.00 One [Member]
Schedule of Warrants to Purchase Common Stock [Line Items]
Number of Shares | shares	29,067
Exercise Price (in Dollars per share) | $ / shares	$ 3
Expiration Date	Dec. 22, 2027
Exercise Price 3.00 Two [Member]
Schedule of Warrants to Purchase Common Stock [Line Items]
Number of Shares | shares	4,933
Exercise Price (in Dollars per share) | $ / shares	$ 3
Expiration Date	Jan. 10, 2028
Exercise Price 3.00 Three [Member]
Schedule of Warrants to Purchase Common Stock [Line Items]
Number of Shares | shares	6,720
Exercise Price (in Dollars per share) | $ / shares	$ 3
Expiration Date	Mar. 31, 2028
Exercise Price 3.00 Four [Member]
Schedule of Warrants to Purchase Common Stock [Line Items]
Number of Shares | shares	44,933
Exercise Price (in Dollars per share) | $ / shares	$ 3
Expiration Date	May 10, 2028